Security deposits and maintenance reserves - Changes in security deposits and maintenance reserve deposits (Details) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Security deposits and maintenance reserves
Balance at beginning of the period	R$ 1,259.1	R$ 1,078.0
Additions	90.2	317.2
Refunds from sublease		3.3
Write-offs	(0.6)	(9.6)
Refunds/returns	(26.3)	(150.5)
Foreign exchanges variations	7.3	20.7
Balance at end of the period	1,329.7	1,259.1
Maintenance reserve deposits
Security deposits and maintenance reserves
Balance at beginning of the period	1,078.1	858.2
Additions	75.0	291.4
Write-offs	(0.6)	(9.6)
Refunds/returns	(19.9)	(81.0)
Foreign exchanges variations	6.4	19.1
Balance at end of the period	1,139.0	1,078.1
Security deposits
Security deposits and maintenance reserves
Balance at beginning of the period	181.0	219.8
Additions	15.2	25.8
Refunds from sublease		3.3
Refunds/returns	(6.4)	(69.5)
Foreign exchanges variations	0.9	1.6
Balance at end of the period	R$ 190.7	R$ 181.0